MERCHANDISE TRUSTS - Contractual Maturities of Debt Securities Held in Merchandise Trusts (Detail) - Variable Interest Entity, Primary Beneficiary - Merchandise Trusts - Fixed maturities - USD ($)
$ in Thousands
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	$ 199	$ 213	$ 68
1 year through 5 years	4,051	624	1,010
6 years through 10 years	2,215	209	163
More than 10 years	13	13	16
U.S. governmental securities
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	112	112
1 year through 5 years	81	78	137
6 years through 10 years	208	193	108
More than 10 years	13	13
Corporate debt securities
Investments Classified by Contractual Maturity Date [Line Items]
Less than 1 year	87	101	68
1 year through 5 years	3,970	546	873
6 years through 10 years	$ 2,007	$ 16	55
More than 10 years			$ 16